Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Nov. 27, 2024	Nov. 01, 2024	Sep. 30, 2024	Jun. 21, 2024
Ordinary Shares, par value (in dollar per share)	$ 0.00833335			$ 0.00833335
Ordinary Shares, shares authorized	5,030,000,000			100,000,000
Ordinary Shares, shares issued	200,623,358			7,226,480
Ordinary Shares, shares outstanding	200,623,358			7,226,480
Class A ordinary shares
Ordinary Shares, par value (in dollar per share)	$ 0.00833335	$ 0.00833335		$ 0.00833335	$ 0.00833335
Ordinary Shares, shares authorized					5,000,000,000
Ordinary Shares, shares issued	180,623,358			7,226,480
Ordinary Shares, shares outstanding	180,623,358			7,226,480
Class B ordinary shares
Ordinary Shares, par value (in dollar per share)	$ 0.00833335		$ 0.00833335	$ 0.00833335	$ 0.00833335
Ordinary Shares, shares authorized					20,000,000
Ordinary Shares, shares issued	20,000,000			20,000,000
Ordinary Shares, shares outstanding	20,000,000			20,000,000